Transactions with Related Parties (Details)	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended			7 Months Ended	9 Months Ended			11 Months Ended	12 Months Ended
	Feb. 16, 2017 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	May 05, 2017 USD ($) shares	May 29, 2016 USD ($)	May 28, 2014 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 18, 2015 USD ($) $ / shares shares	Jul. 29, 2016 USD ($)	Sep. 30, 2016 USD ($) shares	Sep. 20, 2016 USD ($)	Sep. 19, 2016 USD ($)	Nov. 30, 2014 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($) shares	Nov. 18, 2016	Mar. 31, 2016 USD ($)	Nov. 18, 2014 USD ($)
Related Party Transaction [Line Items]
Amount drawn down							$ 49,764,000	$ 0
Navios Holdings' interest in Navios South American Logistics Inc.		46.20%					46.20%
Amount incurred for specialized work in connection with certain vessels			$ 730,000					730,000
Management fees		$ 23,678,000	24,318,000				$ 47,096,000	48,504,000
General and administrative expenses		3,693,000	5,981,000				6,456,000	9,510,000
Due from related parties, long-term		106,509,000					106,509,000								$ 80,068,000
Amount outstanding		424,152,000					424,152,000								436,254,000
Interest income		2,546,000	880,000				4,740,000	1,534,000
Due to related parties, short-term		5,937,000					5,937,000								0
Time charter and voyage expenses		5,585,000	1,017,000				8,763,000	2,438,000
Investment in affiliates		129,286,000					129,286,000								196,695,000
Gain on sale of vessels recognized at time of sale		0	0				0	2,282,000
Deferred revenue		8,451,000					8,451,000								8,519,000
Deferred gain on sale of assets		7,218,000					7,218,000								7,829,000
The Navios Holdings Credit Facility
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity													$ 70,000,000
Arrangement fee													$ 700,000
Amount drawn down		0										$ 50,000,000
Interest rate percentage													8.75%
Navios Holdings' interest in Navios South American Logistics Inc.													78.50%
Line of credit facility termination date													Nov. 15, 2018
Due from related parties, long-term		53,059,000					53,059,000								50,661,000
Amount outstanding		0					0
Interest expense, Related party							3,494,000								1,240,000
Interest income		1,206,000					$ 2,398,000
$50,000 Revolver with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility initiation date							Mar. 31, 2016
Line of credit facility maximum borrowing capacity																		$ 50,000,000
Interest rate description							LIBOR plus 300 bps
Loan margin percentage							3.00%
Line of credit facility termination date							Apr. 14, 2016
Management Agreement
Related Party Transaction [Line Items]
Termination date of agreement							May 31, 2016
Amendment of Management Agreement
Related Party Transaction [Line Items]
Termination date of agreement							May 31, 2018
Duration of agreement							2 years
Administrative services agreement with the Navios Holdings
Related Party Transaction [Line Items]
Termination date of agreement							May 31, 2020
General and administrative expenses		2,250,000	2,375,000				$ 4,500,000	4,768,000
Navios Midstream General Partner Option Agreement with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility initiation date							Nov. 18, 2014
Line of credit facility termination date							Nov. 18, 2024
Intercompany Agreements Description							On October 25, 2016, Navios Acquisition extended the option periods on three of the five remaining VLCCs, the Nave Buena Suerte, the Nave Neutrino and the Nave Electron, for an additional two-year period expiring on November 18, 2018.
MR2 Product Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 6,000
MR2 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 6,350
MR2 Chemical Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						6,000
MR2 Chemical Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					6,350
LR1 Product Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						7,000
LR1 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					7,150
VLCC | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 9,500
VLCC | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 9,500
Nave Celeste
Related Party Transaction [Line Items]
Duration of agreement							2 years
Charter hire daily rate							$ 35,000
Shinyo Ocean Limited
Related Party Transaction [Line Items]
Duration of agreement							2 years
Charter hire daily rate							$ 38,400
Shinyo Kannika Limited
Related Party Transaction [Line Items]
Duration of agreement							2 years
Charter hire daily rate							$ 38,000
Navios Midstream
Related Party Transaction [Line Items]
Amount drawn down														$ 104,451,000
Intercompany Agreements Description							On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Navios Midstream has currently entered into new charter contracts for the above vessels with third parties upon their redelivery which occurred in the first quarter of 2017. Those contracts provide for index linked charter rates or pool earnings, as the case may be. Backstop commitments will be triggered if the actual rates achieved are below the backstop rates.
Due to related parties, short-term		5,937,000					$ 5,937,000								0
Time charter and voyage expenses		4,075,000	0				$ 5,231,000	0
Navios GP LLC general partner interest in Navios Midstream							2.00%							2.00%
Investment in affiliates		117,990,000					$ 117,990,000		$ 27,665,000						184,834,000				$ 183,141,000
Unamortized difference of investment		20,372,000					$ 20,372,000		2,554,000						21,221,000				20,169,000
Navios Acquisition interest in Navios Midstream							60.90%
Deferred revenue		979,000					$ 979,000								994,000
Maximum Aggregate Offering Price For Issuance Of Limited Partner Interests										$ 25,000,000
General partnership interests | shares | shares	6,446			412							5,655					1,143
Aggregate consideration for general partner interests	$ 79,000			$ 5,000							$ 75,000					$ 14,000
Deferred gain on sale of assets		8,197,000					8,197,000								8,823,000
Deferred gain recognized		253,000	$ 0				626,000	$ 0
Loss recognised as a result of the issuance of common units of Navios Midstream		(5,000)					(54,000)
Navios Midstream | Tangible Assets
Related Party Transaction [Line Items]
Unamortized difference of investment									2,626,000										20,501,000
Navios Midstream | Nave Celeste and C. Dream
Related Party Transaction [Line Items]
Sale price									100,000,000
Cash received									73,000,000
Gain on sale of vessels, total									14,742,000
Gain on sale of vessels recognized at time of sale									5,771,000
Deferred gain on sale of assets									8,971,000
Navios Holdings and Navios Midstream
Related Party Transaction [Line Items]
Due from related parties		$ 31,154,000					$ 31,154,000								$ 25,760,000
Intangible Assets | Navios Midstream
Related Party Transaction [Line Items]
Unamortized difference of investment									$ (72,000)										$ (332,000)
Subordinated Series A Units | Navios Midstream
Related Party Transaction [Line Items]
Units exchanged | shares | shares									1,592,920
Share price | $ / shares									$ 17.02
General Partner Units | Navios Midstream
Related Party Transaction [Line Items]
Units exchanged | shares | shares									32,509					381,334
Proceeds from issuance of general partner units									$ 551,000
Options Vessels
Related Party Transaction [Line Items]
Number of vessels																	7